Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

February 1, 2011

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)
      Post-Effective Amendment No. 179 to Registration Statement
       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Fund’s prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 179 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on January 28, 2011 (accession no.: 0000907244-01-000031).

If you have any questions or would like further information, please call Regina Brown at (617) 210-3687.

 Very truly yours,

 /s/ Brian Montana

Brian Montana

Senior Counsel